UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shumway Capital Partners LLC
Address: One Fawcett Place
         Greenwich, CT  06830

13F File Number:  028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth F. Palumbo
Title:     Chief Operating Officer
Phone:     (203) 485-8550

Signature, Place, and Date of Signing:

     /s/ Kenneth F. Palumbo     Greenwich, CT     May 07, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $3,126,225 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201   115441  3793665 SH       SOLE                  3793665        0        0
ARCH CAP GROUP LTD             ORD              G0450A105    45061   836630 SH       SOLE                   836630        0        0
CISCO SYS INC                  COM              17275R102   223017 13298560 SH       SOLE                 13298560        0        0
CITIGROUP INC                  COM              172967101     7369  2912559 SH       SOLE                  2912559        0        0
COSTCO WHSL CORP NEW           COM              22160K105    63295  1366477 SH       SOLE                  1366477        0        0
CVS CAREMARK CORPORATION       COM              126650100   165645  6025651 SH       SOLE                  6025651        0        0
DISNEY WALT CO                 COM DISNEY       254687106    64477  3550518 SH       SOLE                  3550518        0        0
E M C CORP MASS                COM              268648102   126961 11136906 SH       SOLE                 11136906        0        0
EQUINIX INC                    COM NEW          29444U502   117485  2092336 SH       SOLE                  2092336        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     4965  6000000 PRN      SOLE                  6000000        0        0
HUDSON CITY BANCORP            COM              443683107    42295  3618053 SH       SOLE                  3618053        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    26314  2854048 SH       SOLE                  2854048        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    48896  1970800 SH       SOLE                  1970800        0        0
JPMORGAN CHASE & CO            COM              46625H100    44865  1687905 SH       SOLE                  1687905        0        0
MASTERCARD INC                 CL A             57636Q104   218092  1302200 SH       SOLE                  1302200        0        0
MICROSOFT CORP                 COM              594918104   128387  6988963 SH       SOLE                  6988963        0        0
NII HLDGS INC                  NOTE 2.750% 8/1  62913FAF9     5923  6500000 PRN      SOLE                  6500000        0        0
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1     4246  6109000 PRN      SOLE                  6109000        0        0
PARTNERRE LTD                  COM              G6852T105    20900   336717 SH       SOLE                   336717        0        0
PFIZER INC                     COM              717081103   114005  8370385 SH       SOLE                  8370385        0        0
POTASH CORP SASK INC           COM              73755L107    15973   197659 SH       SOLE                   197659        0        0
QUALCOMM INC                   COM              747525103    81871  2104114 SH       SOLE                  2104114        0        0
QUALCOMM INC                   COM              747525103   110287  2834400 SH  CALL SOLE                  2834400        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    46057   931564 SH       SOLE                   931564        0        0
SAVVIS INC                     NOTE 3.000% 5/1  805423AA8     4172  7500000 PRN      SOLE                  7500000        0        0
SBA COMMUNICATIONS CORP        NOTE 0.375%12/0  78388JAJ5     3750  4000000 PRN      SOLE                  4000000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    35441  1521077 SH       SOLE                  1521077        0        0
SIRIUS SATELLITE RADIO INC     NOTE 3.250%10/1  82966UAD5    10135 27300000 PRN      SOLE                 27300000        0        0
ST JUDE MED INC                COM              790849103   192269  5292284 SH       SOLE                  5292284        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   318562  7071301 SH       SOLE                  7071301        0        0
UNION PAC CORP                 COM              907818108    55871  1359070 SH       SOLE                  1359070        0        0
VISA INC                       COM CL A         92826C839   117842  2119467 SH       SOLE                  2119467        0        0
WAL MART STORES INC            COM              931142103   113742  2183147 SH       SOLE                  2183147        0        0
WALGREEN CO                    COM              931422109   113284  4363789 SH       SOLE                  4363789        0        0
WYETH                          COM              983024100   235973  5482637 SH       SOLE                  5482637        0        0
ZIMMER HLDGS INC               COM              98956P102    83357  2283763 SH       SOLE                  2283763        0        0
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